Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 2,451,545	$ 2,415,834
Accumulated depreciation	(975,370)	(925,436)
Property and equipment, net	1,476,175	1,490,398
Land
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	65,485	64,799
Land Improvements
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	96,735	96,603
Buildings and improvements
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	1,691,924	1,692,683
Furniture And Equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	541,832	541,506
Construction in process
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 55,569	$ 20,243